Fair Value Measurements - Schedule of Key Inputs (Details) - Exchange Note [Member]	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate [Member]
Fair Value Measurements
Measurement input of notes payable	0	4.08
Expected term (years) [Member]
Fair Value Measurements
Measurement input of notes payable	0	0.98
Volatility [Member]
Fair Value Measurements
Measurement input of notes payable	0	156
Stock price [Member]
Fair Value Measurements
Measurement input of notes payable	0	108.8
Debt discount rate [Member]
Fair Value Measurements
Measurement input of notes payable	0	42.5